Accrued expenses	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses
21. Accrued expenses
The components of accrued expenses at December 31, 2025 and 2024 are as follows:

	2025	2024

Employee compensation and benefits	$13,868	$14,120
Customer rebates	2,200	2,953
Taxes payable, other than income taxes	2,270	2,161
Accrued royalties and dues	1,954	1,843
Professional fees	1,004	2,495
Other	826	1,307
Total accrued expenses	22,122	24,879